[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL CAP VALUE VCT PORTFOLIO--CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Small Company VCT Portfolio

  Portfolio and Performance Update                       2

  Portfolio Management Discussion                        3

  Schedule of Investments                                4

  Financial Statements                                   7

  Notes to Financial Statements                         11

PIONEER SMALL COMPANY VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Financials                               26%
Consumer Discretionary                   19%
Health Care                              13%
Information Technology                   12%
Industrials                              11%
Energy                                    7%
Materials                                 5%
Consumer Staples                          4%
Utilities                                 2%
Telecommunication Services                1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. iDine Rewards Network, Inc.                 3.33%
  2. Healthcare Realty Trust, Inc.               2.35
  3. Prentiss Properties Trust                   2.12
  4. Fair Isaac & Co., Inc.                      2.10
  5. Patterson-UTI Energy, Inc.                  1.94

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                  6/30/02        12/31/01
Net Asset Value per Share                         $ 11.01        $  10.95

DISTRIBUTIONS PER SHARE           INCOME         SHORT-TERM      LONG-TERM
(12/31/01 - 6/30/02)              DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                  $  0.0033      $       --      $       --

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER SMALL COMPANY VCT PORTFOLIO at net asset value, compared to the growth of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                  PIONEER SMALL COMPANY
                         VCT PORTFOLIO*           RUSSELL 2000 INDEX
7/31/01                $         10,000                $      10,000
12/31/01               $          9,794                $      10,140
6/30/02                $          9,851                $       9,663

Index comparison begins 7/31/01. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks based on capitalization, in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the index

CUMULATIVE TOTAL RETURNS
(As of June 30, 2002)

 NET ASSET VALUE*

Life-of-Portfolio (7/31/01)                  -1.49%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

David Adams, an eight-year Pioneer veteran, has assumed leadership of Pioneer's small company investment team, replacing Kenneth Fuller who left the firm in May. Mr. Adams has been an integral member of the team for nearly five years. His review of the factors behind Pioneer Small Company VCT Portfolio's performance follows.

Q: HOW DID THE PORTFOLIO PERFORM OVER THE PAST SIX MONTHS?

A: For the six months ending June 30, 2002, Class II shares of Pioneer Small
   Company VCT Portfolio returned 0.58% at net asset value. These results were comfortably ahead of the -4.70% return on the Russell 2000 Index, the Portfolio's benchmark, for the same period.

Q: WHAT STRATEGIES DID YOU EMPLOY OVER THE PERIOD?

A: Coming into the period it was not clear when the economy might shake off the recession and whether any recovery would be vigorous or tentative. One of our concerns was that consumers would guard their wallets tightly following the terrorist attacks and months of bad employment news. Reduced spending by individuals would place considerable stress on sectors like travel and specialty retailing, among others.

   When it became apparent that the recession was not deepening, we decided to hold off on major portfolio adjustments, a choice that proved beneficial. In fact, continued high levels of consumer spending are the main reason that the recession was so mild. The modest amount of selling that we decided on was aimed primarily at risk management, as we tried to limit exposure to individual stocks to no more than 3% of the portfolio. And although our approach always emphasizes bottom-up stock selection, we were also cognizant of sector weightings, both in absolute terms and relative to our benchmark.

Q: WHICH STOCKS HELPED OR HURT PERFORMANCE?

A: iDine Rewards, the Portfolio's largest holding at the end of the period, was our best performer. iDine is a financing and marketing company that aids restaurants by providing working capital and increases restaurant occupancy through a discounting program that reduces the costs of eating out for customers.

   Health care, one of our largest sectors, added modestly to returns. Trigon Healthcare, a Blue Cross company based in Virginia, rose when its shares were acquired by Anthem, Inc. Hooper Holmes, a nationwide provider of medical testing and physical examinations for the insurance industry, also aided results.

   Financial stocks were hit hard over the period. In particular, a relatively small position in Metris Co., which issues credit cards to people with tarnished credit histories, hurt Portfolio performance. The company's stock price fell after announcing that earnings wouldn't meet analyst expectations.

   Additionally, following the general trend of the poorly performing Nasdaq Composite Index, technology stocks detracted from performance. Photronics, a manufacturer of quartz-plates used in semiconductors, was down significantly. DuPont Photomasks, a semiconductor equipment company, was hurt by investor worries about a delay in the next semiconductor cycle.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND FOR SMALL COMPANY STOCKS?

A: Despite confusing crosscurrents, we believe that the recession is over and a recovery is underway, at least in some sectors. However, we do not manage the Portfolio according to an economic outlook. Rather, we look for companies with good balance sheets, superior financial health and sound business models that can generate adequate cash and good quality earnings. In that way we hope to build a portfolio of companies for which business potential, not financial risk, is the main variable.

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

   SHARES                                                        VALUE
           COMMON STOCKS - 100.0%
           ENERGY - 6.5%
           OIL & GAS DRILLING - 1.9%
    4,688  Patterson Energy, Inc.*                        $    132,342
                                                          ------------

           OIL & GAS EXPLORATION & PRODUCTION - 4.6%
    3,700  Forest Oil Corp.*                              $    105,191
    4,400  Plains Resources Inc.*                              117,700
    2,478  Spinnaker Exploration Co.*                           89,258
                                                          $    312,149
                                                          ------------
           TOTAL ENERGY                                   $    444,491
                                                          ------------

           MATERIALS - 5.2%
           COMMODITY CHEMICALS - 1.2%
    4,600  Airgas, Inc.*                                  $     79,580
                                                          ------------

           MATERIALS - 0.2%
    1,350  Mega Blocks (144A)*                            $     17,472
                                                          ------------

           PAPER PRODUCTS - 0.6%
    3,200  Wausau-Mosinee Paper Corp.                     $     38,560
                                                          ------------

           PRECIOUS METALS & MINERALS - 1.2%
    5,600  Agnico Eagle Mines Ltd.                        $     81,592
                                                          ------------

           SPECIALTY CHEMICALS - 1.5%
    6,100  Wellman, Inc.                                  $    102,175
                                                          ------------

           STEEL - 0.5%
    2,800  Graftech International Ltd.*                   $     34,440
                                                          ------------
           TOTAL MATERIALS                                $    353,819
                                                          ------------

           CAPITAL GOODS - 1.9%
           AEROSPACE & DEFENSE - 0.1%
      800  AAR Corp.                                      $      8,160
                                                          ------------

           ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
    2,700  Plexus Corp.*                                  $     48,870
    4,900  Power-One, Inc.*                                     30,478
                                                          ------------
                                                          $     79,348
                                                          ------------

           INDUSTRIAL MACHINERY - 0.6%
    2,800  Wabtec Corp.                                   $     39,900
                                                          ------------
           TOTAL CAPITAL GOODS                            $    127,408
                                                          ------------

           COMMERCIAL SERVICES & SUPPLIES - 9.1%
           COMMERCIAL PRINTING - 1.5%
    3,600  John H. Harland Co.                            $    101,520
                                                          ------------

           DATA PROCESSING SERVICES - 1.2%
    4,300  Talx Corp.                                     $     81,528
                                                          ------------

           DIVERSIFIED COMMERCIAL SERVICES - 3.0%
      700  FreeMarkets Inc.*                              $      9,891
    4,076  Pittston Brink's Group                               97,824
    3,500  Regis Corp.                                          94,567
                                                          ------------
                                                          $    202,282
                                                          ------------

           EMPLOYMENT SERVICES - 2.4%
    4,025  Bally Total Fitness Holding Corp.*             $     75,308
    9,850  The Princeton Review, Inc.*                          90,029
                                                          ------------
                                                          $    165,337
                                                          ------------

           ENVIRONMENTAL SERVICES - 1.0%
    9,111  Newpark Resources, Inc.*                       $     66,966
                                                          ------------
           TOTAL COMMERCIAL SERVICES & SUPPLIES           $    617,633
                                                          ------------

           CONSUMER DURABLES & APPAREL - 4.7%
           APPAREL, ACCESSORIES & LUXURY GOODS - 1.7%
   13,500  Charming Shoppes, Inc.*                        $    116,640
                                                          ------------

           FOOTWEAR - 1.2%
    3,500  Genesco Inc.*                                  $     85,225
                                                          ------------

           PHOTOGRAPHIC PRODUCTS - 0.3%
    2,200  Creo Products*                                 $     22,130
                                                          ------------

           TEXTILES - 1.5%
    9,111  Unifi, Inc.*                                   $     99,310
                                                          ------------
           TOTAL CONSUMER DURABLES & APPAREL              $    323,305
                                                          ------------

           HOTELS/RESTAURANTS & LEISURE - 6.9%
           RESTAURANTS - 6.9%
    3,300  AFC Enterprises, Inc.*                         $    103,125
    2,056  Applebee's International, Inc.                       47,185
    2,200  CEC Entertainment Inc.*                              90,860
   19,772  IDine Rewards Network*                              227,378
                                                          ------------
                                                          $    468,548
                                                          ------------
           TOTAL HOTELS/RESTAURANTS & LEISURE             $    468,548
                                                          ------------

           MEDIA - 2.4%
           MOVIES & ENTERTAINMENT - 1.0%
    5,600  Alliance Atlantis Communications Inc.*         $     69,440
                                                          ------------

           PUBLISHING - 1.4%
    4,700  Journal Register Co.*                          $     94,470
                                                          ------------
           TOTAL MEDIA                                    $    163,910
                                                          ------------

           RETAILING - 5.0%
           APPAREL RETAIL - 1.0%
    3,200  Gildan Activewear Inc.*                        $     72,128
                                                          ------------

           COMPUTER & ELECTRONICS RETAIL - 1.5%
    9,000  Inter-TAN, Inc.*                               $    100,350
                                                          ------------

           GENERAL MERCHANDISE STORES - 1.5%
    5,600  Tuesday Morning Corp.*                         $    103,936
                                                          ------------

           SPECIALTY STORES - 1.0%
    2,500  School Specialty Inc.*                         $     66,400
                                                          ------------
           TOTAL RETAILING                                $    342,814
                                                          ------------

           FOOD & DRUG RETAILING - 1.5%
           FOOD DISTRIBUTORS - 1.0%
    3,529  Fleming Companies, Inc.                        $     64,051
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

                                        4

   SHARES                                                        VALUE
           FOOD RETAIL - 0.5%
    1,039  The J.M. Smucker Co.                           $     35,461
                                                          ------------
           TOTAL FOOD & DRUG RETAILING                    $     99,512
                                                          ------------

           FOOD BEVERAGE & TOBACCO - 1.0%
           AGRICULTURAL PRODUCTS - 1.0%
    2,220  Corn Products International, Inc.              $     69,086
                                                          ------------
           TOTAL FOOD BEVERAGE & TOBACCO                  $     69,086
                                                          ------------

           HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
           HOUSEHOLD PRODUCTS - 1.1%
    5,100  Nu Skin Enterprises Inc.                       $     74,205
                                                          ------------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS            $     74,205
                                                          ------------

           HEALTH CARE EQUIPMENT & SUPPLIES - 11.1%
           HEALTH CARE DISTRIBUTORS & SERVICES - 2.7%
    8,600  Hooper Holmes, Inc.                            $     68,800
    5,100  Orthodontic Centers of America, Inc.*               117,555
                                                          ------------
                                                          $    186,355
                                                          ------------

           HEALTH CARE EQUIPMENT - 1.5%
    3,400  Haemonetics Corp.*                             $     99,280
                                                          ------------

           HEALTH CARE FACILITIES - 3.5%
    4,902  Sunrise Assisted Living Inc.*                  $    131,374
    2,175  Universal Health Services, Inc. (Class B)*          106,575
                                                          ------------
                                                          $    237,949
                                                          ------------

           MANAGED HEALTH CARE - 3.4%
    4,425  First Health Group Corp.*                      $    124,077
    1,100  Trigon Healthcare, Inc.*                            110,638
                                                          ------------
                                                          $    234,715
                                                          ------------
           TOTAL HEALTH CARE
           EQUIPMENT & SUPPLIES                           $    758,299
                                                          ------------

           PHARMACEUTICALS & BIOTECHNOLOGY - 2.2%
           BIOTECHNOLOGY - 1.1%
    1,860  MedImmune, Inc.*                               $     49,104
      800  Transkaryotic Therapies, Inc.*                       28,840
                                                          ------------
                                                          $     77,944
                                                          ------------

           PHARMACEUTICALS - 1.1%
    5,300  Parexel International Corp.*                   $     73,723
                                                          ------------
           TOTAL PHARMACEUTICALS &
           BIOTECHNOLOGY                                  $    151,667
                                                          ------------

           BANKS - 5.9%
    3,000  Commercial Federal Corp.                       $     87,000
    6,646  Staten Island Bancorp Inc.                          127,603
    2,800  Webster Financial Corp.                             107,072
    2,702  Whitney Holding Corp.                                83,059
                                                          ------------
                                                          $    404,734
                                                          ------------
           TOTAL BANKS                                    $    404,734
                                                          ------------

           DIVERSIFIED FINANCIALS - 6.3%
           CONSUMER FINANCE - 1.4%
    3,387  American Capital Strategies Ltd.               $     93,041
      500  Metris Companies Inc.                                 4,155
                                                          ------------
                                                          $     97,196
                                                          ------------

           DIVERSIFIED FINANCIAL SERVICES - 4.9%
    6,803  Advanta Corp. (Class B)                        $     74,357
    3,200  Dollar Thrifty Automotive                            82,880
    2,025  Gabelli Asset Management Inc.*                       73,912
    3,200  Leucadia National Corp.                             101,312
                                                          ------------
                                                          $    332,461
                                                          ------------
           TOTAL DIVERSIFIED FINANCIALS                   $    429,657
                                                          ------------

           INSURANCE - 4.8%
           LIFE & HEALTH INSURANCE - 0.7%
    1,500  Nautilus Group Inc.*                           $     45,900
                                                          ------------

           MULTI-LINE INSURANCE - 0.3%
    1,600  Max Re Capital Ltd.                            $     21,600
                                                          ------------

           PROPERTY & CASUALTY INSURANCE - 3.8%
    3,620  First American Corp.                           $     83,260
    2,425  Landamerica Financial Group                          76,388
    3,520  Selective Insurance Group, Inc.                      99,722
                                                          ------------
                                                          $    259,370
                                                          ------------
           TOTAL INSURANCE                                $    326,870
                                                          ------------

           REAL ESTATE - 8.6%
           REAL ESTATE INVESTMENT TRUSTS - 8.6%
    1,200  Colonial Properties Trust                      $     46,740
    1,800  Camden Property Trust                                66,654
    3,000  FelCor Suite Hotels, Inc.                            55,050
    5,017  Healthcare Realty Trust, Inc.                       160,544
    7,482  Innkeepers USA Trust                                 71,678
    3,600  Mission West Properties, Inc.                        43,704
    4,565  Prentiss Properties Trust                           144,939
                                                          ------------
                                                          $    589,309
                                                          ------------
           TOTAL REAL ESTATE                              $    589,309
                                                          ------------

           SOFTWARE & SERVICES - 3.1%
           APPLICATION SOFTWARE - 2.7%
      500  American Management*                           $      9,555
    3,300  Caminus Corp.*                                       19,239
    4,359  Fair Isaac & Co., Inc.                              143,264
    2,500  Wind River Systems*                                  12,525
                                                          ------------
                                                          $    184,583
                                                          ------------

           SYSTEMS SOFTWARE - 0.4%
    3,000  Plato Learning, Inc.*                          $     29,610
                                                          ------------
           TOTAL SOFTWARE & SERVICES                      $    214,193
                                                          ------------
   The accompanying notes are an integral part of these financial statements.

                                        5

   SHARES                                                        VALUE
           TECHNOLOGY HARDWARE & DEVELOPMENT - 9.3%
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
    4,100  Power Integrations, Inc.*                      $     73,386
    3,124  Veeco Instruments, Inc.*                             72,196
                                                          ------------
                                                          $    145,582
                                                          ------------

           NETWORKING EQUIPMENT - 0.5%
    1,900  Avocent Corp.*                                 $     30,248
                                                          ------------

           SEMICONDUCTOR EQUIPMENT - 6.4%
    2,076  ATMI, Inc.*                                    $     46,440
    2,248  Cymer, Inc.*                                         78,770
    3,351  DuPont Photomasks, Inc.*                            108,840
    8,900  Emcore Corp.*                                        53,400
    5,396  Photronics, Inc.*                                   102,200
    1,451  Varian Semiconductor Equipment
           Associates, Inc.*                                    49,232
                                                          ------------
                                                          $    438,882
                                                          ------------

           SEMICONDUCTORS - 0.3%
    1,000  Microsemi Corp.*                               $      6,600
    2,000  Triquint Semiconductor Inc.*                         12,820
                                                          ------------
                                                          $     19,420
                                                          ------------
           TOTAL TECHNOLOGY HARDWARE &
           DEVELOPMENT                                    $    634,132
                                                          ------------

           TELECOMMUNICATION SERVICES - 0.9%
           INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
    2,600  Aeroflex Inc.*                                 $     18,070
    2,859  CT Communications Inc.                               46,316
                                                          ------------
                                                          $     64,386
                                                          ------------
           TOTAL TELECOMMUNICATION SERVICES               $     64,386
                                                          ------------

           UTILITIES - 2.5%
           ELECTRIC UTILITIES - 2.5%
      622  Dominion Resources, Inc.                       $     41,176
    6,814  Unisource Energy Corp. Holding Co.                  126,740
                                                          ------------
                                                          $    167,916
                                                          ------------
           TOTAL UTILITIES                                $    167,916
                                                          ------------
           TOTAL COMMON STOCKS
           (Cost $6,784,623)                              $  6,825,894
                                                          ------------

*      Non-income producing security.
(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2002, the value of these securities amounted to $17,472 or 0.24% of total net assets.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/02

                                                                      SIX MONTHS
                                                                         ENDED              7/31/01
                                                                        6/30/02               TO
CLASS II (a)                                                          (UNAUDITED)          12/31/01
Net asset value, beginning of period                                   $  10.95            $  11.18
                                                                       --------            --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                        $  (0.01)           $      -
   Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                      0.07               (0.23)
                                                                       --------            --------
     Net increase (decrease) from investment operations                $   0.06            $  (0.23)
Distributions to shareowners:
   Net investment income                                                   0.00(b)                -
   Net realized gain                                                          -                   -
                                                                       --------            --------
Net increase (decrease) in net asset value                             $   0.06            $  (0.23)
                                                                       --------            --------
Net asset value, end of period                                         $  11.01            $  10.95
                                                                       ========            ========
Total return*                                                              0.58%              (2.06%)
Ratio of net expenses to average net assets+                               1.58%**             1.68%**
Ratio of net investment income to average net assets+                     (0.34%)**            0.01%**
Portfolio turnover rate                                                      49%**               72%**
Net assets, end of period (in thousands)                               $  3,116            $    938
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                            2.99%**             6.71%**
   Net investment income (loss)                                           (1.75%)**            5.02%**

(a) Class II shares were first publicly offered July 31, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02 (UNAUDITED)

ASSETS:
 Investment in securities, at value (cost $6,784,623)                $6,825,894
 Temporary cash investments (at amortized cost)                               -
 Cash                                                                   687,945
 Foreign currencies, at value                                                 -
 Receivables -
  Investment securities sold                                                  -
  Fund shares sold                                                       27,111
  Collateral for securities loaned, at fair value                       354,989
  Variation margin                                                            -
  Dividends, interest and foreign taxes withheld                          5,873
  Forward foreign currency settlement contracts, net                          -
  Forward foreign currency portfolio hedge contracts, net                     -
  Due from Pioneer Investment Management, Inc.                            4,414
 Other                                                                      447
                                                                     ----------
     Total assets                                                    $7,906,673
                                                                     ----------

LIABILITIES:
 Payables -
  Investment securities purchased                                    $  293,921
  Fund shares repurchased                                                   317
  Dividends                                                                  33
  Upon return of securities loaned                                      354,989
  Variation Margin                                                            -
  Forward foreign currency settlement contracts, net                          -
  Forward foreign currency portfolio hedge contracts, net                     -
 Due to bank                                                                  -
 Due to affiliates                                                        4,409
 Accrued expenses                                                         9,100
 Other                                                                        -
                                                                     ----------
     Total liabilities                                               $  662,769
                                                                     ----------

NET ASSETS:
 Paid-in capital                                                     $7,267,629
 Accumulated net investment income (loss)                                (2,856)
 Accumulated undistributed net realized gain (loss)                     (62,140)
 Net unrealized gain (loss) on:
  Investments                                                            41,271
  Futures contracts                                                           -
  Forward foreign currency contracts and other assets and
   liabilities denominated in foreign currencies                              -
                                                                     ----------
     Total net assets                                                $7,243,904
                                                                     ----------

NET ASSET VALUE PER SHARE:
 CLASS I:
 (Unlimited number of shares authorized)
   Net assets                                                        $4,128,384
   Shares outstanding                                                   373,634
                                                                     ----------
  Net asset value per share                                          $    11.05
 CLASS II:
 (Unlimited number of shares authorized)
   Net assets                                                        $3,115,520
   Shares outstanding                                                   283,036
                                                                     ----------
   Net asset value per share                                         $    11.01

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                  SIX MONTHS ENDED
                                                                       6/30/02
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $13)                    $   29,138
 Interest                                                                 2,038
 Income on securities loaned, net                                           326
 Other                                                                        -
                                                                     ----------
     Total investment income                                         $   31,502
                                                                     ----------

EXPENSES:
 Management fees                                                     $   19,570
 Transfer agent fees                                                      2,295
 Distribution fees (Class II)                                             2,354
 Administrative fees                                                     18,451
 Custodian fees                                                          10,043
 Professional fees                                                       11,811
 Printing                                                                 5,229
 Fees and expenses of nonaffiliated trustees                              1,102
 Miscellaneous                                                            2,675
                                                                     ----------
    Total expenses                                                   $   73,530
    Less management fees waived and expenses assumed
     by Pioneer Investment Management, Inc.                             (37,698)
    Less fees paid indirectly                                                 -
                                                                     ----------
    Net expenses                                                     $   35,832
                                                                     ----------
     Net investment income (loss)                                    $   (4,330)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                        $   73,693
  Futures contracts                                                           -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                         38
                                                                     ----------
                                                                     $   73,731
                                                                     ----------
 Change in net unrealized gain or loss from:
  Investments                                                        $ (158,276)
  Futures contracts                                                           -
  Forward foreign currency contracts and other assets
   and liabilities denominated in foreign currencies                          -
                                                                     ----------
                                                                     $ (158,276)
                                                                     ----------
 Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                  $  (84,545)
                                                                     ==========
 Net increase (decrease) in net assets resulting
  from operations                                                    $  (88,875)
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PIONEER SMALL COMPANY
                                                                         VCT PORTFOLIO

                                                                SIX MONTHS
                                                                   ENDED               1/19/01
                                                                  6/30/02                TO
                                                                (UNAUDITED)           12/31/01
FROM OPERATIONS:
Net investment income (loss)                                   $      (4,330)       $       3,557
Net realized gain (loss) on investments,
   futures and foreign currency transactions                          73,731             (136,087)
Change in net unrealized gain or loss on
   investments, futures and
   foreign currency transactions                                    (158,276)             199,547
                                                               -------------        -------------
     Net increase (decrease) in net assets
       resulting from operations                               $     (88,875)       $      67,017
                                                               -------------        -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                     $      (1,223)       $           -
   Class II                                                             (819)                   -
Net realized gain
   Class I                                                                 -                    -
   Class II                                                                -                    -
Tax return of capital
   Class I                                                                 -                    -
   Class II                                                                -                    -
                                                               -------------        -------------
     Total distributions to shareowners                        $      (2,042)       $           -
                                                               -------------        -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                               $   4,499,775        $   4,098,807
Reinvestment of distributions                                          2,009                    -
Cost of shares repurchased                                          (479,933)            (952,854)
                                                               -------------        -------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                  $   4,021,851        $   3,145,953
                                                               -------------        -------------
     Net increase (decrease) in net assets                     $   3,930,934        $   3,212,970

NET ASSETS:
Beginning of period                                                3,312,970              100,000
                                                               -------------        -------------
End of period                                                  $   7,243,904        $   3,312,970
                                                               =============        =============
Accumulated net investment income (loss),
   end of period                                               $      (2,856)       $       3,516
                                                               =============        =============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio)
     (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Small Company Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2001, the Portfolio had a capital loss carryforward of $92,905 that expires in 2009.

C. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D. SECURITIES LENDING

   The Portfolio loans securities in its portfolio to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of June 30, 2002, the Portfolio loaned securities having a fair value of $344,345 and received collateral of $354,989.

E. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

PIM has agreed not to impose a portion of its management fees and to assume other operating expenses for certain Portfolios to the extent necessary to limit expenses of Class I shares to 1.25% of the Portfolios' average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2002, $2,826 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,004 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $579 in distribution fees payable to PFD at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                  NET
                                              GROSS            GROSS          APPRECIATION/
 PORTFOLIO                   TAX COST      APPRECIATION     DEPRECIATION      (DEPRECIATION)
 -------------------------------------------------------------------------------------------
 Small Company Portfolio    $6,826,661      $   443,184     $  (443,951)       $       (767)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $5,089,187 and $1,220,607, respectively.

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       '02 SHARES             '02 AMOUNT
                                      (UNAUDITED)            (UNAUDITED)         '01 SHARES           '01 AMOUNT
 ---------------------------------------------------------------------------------------------------------------
 SMALL COMPANY PORTFOLIO
 CLASS I:
 Shares sold                              190,478            $ 2,191,781            296,875          $ 3,120,981
 Reinvestment of distributions                108                  1,190                  -                    -
 Shares repurchased                       (33,401)              (396,653)           (90,426)            (870,667)
                                      --------------------------------------------------------------------------
   Net increase (decrease)                157,185            $ 1,796,318            206,449          $ 2,250,314
                                      ==========================================================================

 CLASS II:
 Shares sold                              204,738            $ 2,307,994             93,598          $   977,826
 Reinvestment of distributions                 75                    819                  -                    -
 Shares repurchased                        (7,411)               (83,280)            (7,964)             (82,187)
                                      --------------------------------------------------------------------------
   Net increase                           197,402            $ 2,225,533             85,634          $   895,639
                                      ==========================================================================

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
DANIEL T. GERACI
MARGUERITE A. PIRET
STEPHEN K. WEST
MARGARET B.W. GRAHAM
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12060-00-0802